Average Annual Total Returns		12 Months Ended	30 Months Ended	39 Months Ended	43 Months Ended	60 Months Ended		62 Months Ended	84 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Day Hagan Smart Sector ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%					14.03%
Day Hagan Smart Sector ETF | Day Hagan Smart Sector ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		18.81%					11.96%
Performance Inception Date		Jan. 16, 2020
Day Hagan Smart Sector ETF | Day Hagan Smart Sector ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.62%					11.77%
Day Hagan Smart Sector ETF | Day Hagan Smart Sector ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.27%					9.52%
Day Hagan Smart Sector Fixed Income ETF | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%		(2.19%)
Day Hagan Smart Sector Fixed Income ETF | Day Hagan Smart Sector Fixed Income ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		1.20%		(2.28%)
Performance Inception Date		Sep. 29, 2021
Day Hagan Smart Sector Fixed Income ETF | Day Hagan Smart Sector Fixed Income ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.26%)		(3.49%)
Day Hagan Smart Sector Fixed Income ETF | Day Hagan Smart Sector Fixed Income ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.71%		(2.22%)
Day Hagan Smart Sector International ETF | MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.09%	10.08%
Day Hagan Smart Sector International ETF | Day Hagan Smart Sector International ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		5.27%	6.81%
Performance Inception Date		Jul. 01, 2022
Day Hagan Smart Sector International ETF | Day Hagan Smart Sector International ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.52%	6.15%
Day Hagan Smart Sector International ETF | Day Hagan Smart Sector International ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.52%	5.11%
Strategy Shares Gold Enhanced Yield ETF | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%			(1.66%)
Strategy Shares Gold Enhanced Yield ETF | Bloomberg U.S. Corporate TR Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	2.13%			(1.17%)
Strategy Shares Gold Enhanced Yield ETF | Strategy Shares Gold Enhanced Yield ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		19.92%			1.81%
Performance Inception Date		May 17, 2021
Strategy Shares Gold Enhanced Yield ETF | Strategy Shares Gold Enhanced Yield ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.36%			0.70%
Strategy Shares Gold Enhanced Yield ETF | Strategy Shares Gold Enhanced Yield ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.76%			0.87%
Strategy Shares Nasdaq 7 HANDL(TM) Index ETF | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.25%				(0.33%)			1.04%
Strategy Shares Nasdaq 7 HANDL(TM) Index ETF | Nasdaq 7HANDLTM Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.72%				5.99%			6.29%
Strategy Shares Nasdaq 7 HANDL(TM) Index ETF | Strategy Shares Nasdaq 7 HANDL(TM) Index ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		10.47%				4.54%			4.85%
Performance Inception Date		Jan. 16, 2018
Strategy Shares Nasdaq 7 HANDL(TM) Index ETF | Strategy Shares Nasdaq 7 HANDL(TM) Index ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.42%				2.68%			3.12%
Strategy Shares Nasdaq 7 HANDL(TM) Index ETF | Strategy Shares Nasdaq 7 HANDL(TM) Index ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.37%				2.71%			3.02%
Strategy Shares Newfound/Resolve Robust Momentum ETF | Newfound/ReSolve Robust Equity Momentum Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		21.35%				5.31%		6.12%
Strategy Shares Newfound/Resolve Robust Momentum ETF | S&P Target Risk Balanced Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		10.73%				6.16%		6.55%
Strategy Shares Newfound/Resolve Robust Momentum ETF | Strategy Shares Newfound/Resolve Robust Momentum ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		20.55%				4.98%		5.73%
Performance Inception Date		Nov. 01, 2019
Strategy Shares Newfound/Resolve Robust Momentum ETF | Strategy Shares Newfound/Resolve Robust Momentum ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.43%				4.68%		5.40%
Strategy Shares Newfound/Resolve Robust Momentum ETF | Strategy Shares Newfound/Resolve Robust Momentum ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.42%				3.81%		4.41%

[1]	The Fund has changed its primary benchmark from the Bloomberg U.S. Corporate TR Index to the Bloomberg U.S. Aggregate Bond Index to comply with new regulatory requirements.